United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	January 15, 2009

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	139201 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      733    12740 SH       Sole                     3175              9565
AT&T Corp.                     COM              00206R102      539    18898 SH       Sole                     1272             17626
Abbott Laboratories            COM              002824100     1318    24700 SH       Sole                                      24700
Alcoa Inc.                     COM              013817101     2353   208950 SH       Sole                    23900            185050
American Int'l Group           COM              026874107       25    16142 SH       Sole                      115             16027
Anadarko Petroleum             COM              032511107     4139   107375 SH       Sole                    15600             91775
Atmos Energy                   COM              049560105     1711    72200 SH       Sole                                      72200
Automatic Data Proc            COM              053015103      417    10600 SH       Sole                                      10600
AvalonBay Communities          COM              053484101      379     6258 SH       Sole                     1968              4290
Avery Dennison                 COM              053611109      704    21500 SH       Sole                     2500             19000
BHP Billiton LTD ADR           COM              088606108     2437    56800 SH       Sole                     5400             51400
BP Amoco PLC ADR               COM              055622104      487    10420 SH       Sole                     5394              5026
Barrick Gold Corp              COM              067901108     7877   214212 SH       Sole                    23714            190498
Baxter Int'l                   COM              071813109      386     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     1610      501 SH       Sole                      107               394
CVS/Caremark Corp.             COM              126650100     4487   156130 SH       Sole                    28400            127730
Chevron Corp.                  COM              166764100      673     9100 SH       Sole                                       9100
Cintas Corp                    COM              172908105      286    12325 SH       Sole                                      12325
Cisco Systems                  COM              17275R102      486    29800 SH       Sole                     3800             26000
Colgate Palmolive              COM              194162103      866    12628 SH       Sole                     4403              8225
Conocophillips                 COM              20825C104     1645    31750 SH       Sole                     2500             29250
Consol Edison Co.              COM              209115104      217     5575 SH       Sole                                       5575
Costco Wholesale Corp.         COM              22160K105      945    18002 SH       Sole                     4047             13955
Devon Energy                   COM              25179M103     7039   107116 SH       Sole                    11100             96016
Dow Chemical                   COM              260543103     1686   111700 SH       Sole                    14500             97200
DuPont                         COM              263534109     2669   105512 SH       Sole                    11100             94412
Duke Energy Corp.              COM              26441C105     1588   105815 SH       Sole                     3316            102499
EOG Resources, Inc.            COM              26875P101      892    13400 SH       Sole                     4300              9100
Exxon Mobil                    COM              30231G102     1401    17549 SH       Sole                     3562             13987
Fedex Corp.                    COM              31428X106      266     4150 SH       Sole                      500              3650
General Electric               COM              369604103     4148   256027 SH       Sole                    48446            207581
General Mills                  COM              370334104     1178    19387 SH       Sole                     2906             16481
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     3984   106900 SH       Sole                    12400             94500
Halliburton Co.                COM              406216101      296    16300 SH       Sole                                      16300
Helmerich & Payne Inc.         COM              423452101     4277   188000 SH       Sole                    31700            156300
Hewlett-Packard                COM              428236103      209     5752 SH       Sole                                       5752
Home Depot Inc.                COM              437076102      458    19910 SH       Sole                     5310             14600
Honeywell Int'l                COM              438516106     3856   117443 SH       Sole                    20518             96925
Hugoton Royalty TR             COM              444717102      801    49900 SH       Sole                     1100             48800
Int'l Bus Machines             COM              459200101      506     6010 SH       Sole                     1600              4410
Intel                          COM              458140100      772    52645 SH       Sole                     9795             42850
International Paper            COM              460146103     1975   167388 SH       Sole                    21700            145688
Ishares MSCI Japan Index FD    COM              464286848     1957   204300 SH       Sole                    46400            157900
JP Morgan Chase & Co.          COM              46625H100      230     7308 SH       Sole                     4558              2750
Johnson & Johnson              COM              478160104     6564   109714 SH       Sole                    20790             88924
Kimberly-Clark                 COM              494368103     4279    81125 SH       Sole                    11400             69725
MDU Resources Group            COM              552690109     3910   181175 SH       Sole                    23800            157375
Medtronic Inc.                 COM              585055106      518    16501 SH       Sole                     2100             14401
Merck & Co.                    COM              589331107      381    12527 SH       Sole                     3360              9167
Microsoft                      COM              594918104     2974   153002 SH       Sole                    28912            124090
National Fuel Gas              COM              636180101      547    17450 SH       Sole                     5800             11650
Nestle S A ADR                 COM              641069406     3116    79712 SH       Sole                    20375             59337
Newmont Mining Corp.           COM              651639106     3352    82350 SH       Sole                    14100             68250
Novartis AG ADR                COM              66987V109     4530    91040 SH       Sole                    12800             78240
Paccar Inc.                    COM              693718108      365    12748 SH       Sole                     5400              7348
Paychex Inc                    COM              704326107     1042    39636 SH       Sole                     5637             33999
Pepsico Inc.                   COM              713448108      203     3712 SH       Sole                     2662              1050
Pfizer Inc.                    COM              717081103     4495   253802 SH       Sole                    37800            216002
Philips Elec ADR               COM              500472303     1181    59450 SH       Sole                     3700             55750
Plum Creek Timber              COM              729251108      558    16050 SH       Sole                     2600             13450
Procter & Gamble               COM              742718109     6528   105595 SH       Sole                    15082             90513
Questar Corp.                  COM              748356102      804    24600 SH       Sole                     9900             14700
Royal Dutch Shell PLC ADR A    COM              780259206      233     4400 SH       Sole                                       4400
Schlumberger, Ltd.             COM              806857108     3494    82531 SH       Sole                    12800             69731
Stryker                        COM              863667101      557    13950 SH       Sole                     2500             11450
Sysco                          COM              871829107      382    16633 SH       Sole                      800             15833
The Travelers Companies, Inc.  COM              89417E109     4004    88593 SH       Sole                    11872             76721
Toyota Motor Corp. ADR         COM              892331307      744    11375 SH       Sole                     1975              9400
Unilever PLC ADR               COM              904767704     5479   237990 SH       Sole                    28420            209570
United Technologies            COM              913017109      994    18543 SH       Sole                     1442             17101
Walgreen Co.                   COM              931422109     1398    56660 SH       Sole                     8150             48510
Wyeth                          COM              983024100      385    10270 SH       Sole                     3000              7270
Affiliated Managers Grp        COM              008252108      226     5400 SH       Sole                                       5400
Exxon Mobil                    COM              30231G102      319     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      530     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      204      225 SH       Sole                      225
REPORT SUMMARY                 76 DATA RECORDS              139201            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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